Post-employment benefits (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Post-employment Benefits

	December 31, 2018	December 31, 2017
Futura	75,298	44,431
Futura II	252	201
Comgás	504,320	440,827

	579,870	485,459

Summary of Defined Benefit Obligation and Fair Value of Plan Assets

Details of the present value of the defined benefit obligation and the fair value of plan assets are as follows:

	December 31, 2018	December 31, 2017
Actuarial obligation at beginning of the year	905,874	833,129
Current service cost	584	586
Interest expense	83,476	87,205
Actuarial (gain) loss arising from financial assumptions	25,583	72,223
Actuarial (gain) loss arising from experience adjustment	58,550	(30,944)
Actuarial gains and losses arising from adjustments to demographic assumptions	(447)	(197)
Benefits payment	(60,828)	(56,128)

Actuarial obligation at the end of the year	1,012,792	905,874

Fair value of plan assets at beginning of the year	(420,616)	(391,803)
Interest income	(38,648)	(40,955)
Earnings on assets greater than discount rate	(3,792)	(16,976)
Contributions paid	(30,946)	(27,010)
Benefit payments	60,828	56,128

Fair value of plan assets end of the year	(433,174)	(420,616)
Superplus (deficit) for the year	579,618	485,258

Net defined benefit liability	579,618	485,258

Summary of Expense Recognized in Profit or Loss	Total expense recognized in profit or loss is as follow:

	December 31, 2018	December 31, 2017
Current service cost	(717)	(271)
Interest expense	(48,404)	(46,312)

	(49,121)	(46,583)

Summary of Amount Recognised as Accumulated Other Comprehensive Income

Total amount recognized as accumulated other comprehensive income:

	December 31, 2018	December 31, 2017
Accumulated at the initial of the year	226,129	252,473
Actuarial (gain) loss arising from financial assumptions	(25,583)	(7,865)
Actuarial (gain) loss arising from experience adjustment	(33,636)	(1,845)
Earnings on assets greater than discount rate	3,792	(16,634)

Accumulated at the end of the year	170,702	226,129

Summary of Plan Assets

The plan assets are comprised of the following:

	December 31, 2018		December 31, 2017
	Amount	%	Amount	%
Fixed income bonds	419,182	96.77%	408,347	98.18%
Variable-income securities	10,959	2.53%	3,411	0.82%
Other	3,032	0.70%	4,159	1.00%

	433,173	100.00%	415,917	100.00%

Summary of Assumptions to Determine Defined Benefit Obligations

The main assumptions used to determine the benefit obligations of the Company are as follows:

	Futura		Comgás
	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2018
Discount rate	9.50%	9.55%	9.30%	9.52%
Inflation rate	4.20%	4.00%	4.00%	4.00%
Future salary increases	N/A	N/A	7.12%	7.12%
Increase in pension plans	4.20%	4.00%	7.12%	4.00%

Summary of Changes in Discount Rate

Changes in the discount rate for the statement of financial position date in one of the relevant actuarial assumptions, while maintaining other assumptions, would have affected the defined benefit obligation as shown below:

	Discount rate
	Increase	Decrease
	0.50%	-0.50%
Futura	(25,152)	23,052
Futura II	(125)	118
Comgás	(31,530)	35,642